UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07897

MUNDER SERIES TRUST II

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.
Munder Healthcare Fund

Munder Healthcare Fund

Portfolio of Investments, March 31, 2006 (Unaudited) (a),(b)

Shares		Value(c)

COMMON STOCKS — 99.7%
Health Care — 99.3%
Biotechnology — 20.8%
137,050	Amgen Inc. †	$9,970,387
6,875	Amylin Pharmaceuticals, Inc. †,(f)	336,531
41,125	Biogen Idec Inc. †	1,936,987
39,700	Celgene Corporation †,(f)	1,755,534
109,825	Genentech, Inc. †	9,281,311
43,850	Genzyme Corporation †	2,947,597
104,950	Gilead Sciences, Inc. †	6,529,989
23,825	Human Genome Sciences, Inc. †,(f)	258,978
12,950	ImClone Systems Incorporated †,(f)	440,559
13,350	Invitrogen Corporation †	936,236
27,475	MedImmune, Inc. †	1,005,035
60,850	Millennium Pharmaceuticals, Inc. †	615,194
23,775	Nektar Therapeutics †,(f)	484,535
6,650	Neurocrine Biosciences, Inc. †,(f)	429,191
12,650	PDL BioPharma, Inc. †,(f)	414,920
33,350	QIAGEN N.V. †,(f)	497,249
16,500	Techne Corporation †	992,310
12,900	Vertex Pharmaceuticals Incorporated †,(f)	472,011

		39,304,554

Health Care Distributors — 3.5%
24,375	AmerisourceBergen Corporation	1,176,581
49,150	Cardinal Health, Inc.	3,662,658
34,975	McKesson Corporation	1,823,247

		6,662,486

Health Care Equipment — 14.4%
71,300	Baxter International, Inc.	2,767,153
21,300	Becton, Dickinson and Company	1,311,654
25,550	Biomet, Inc. (f)	907,536
14,325	Fisher Scientific International, Inc. †	974,816
38,200	Guidant Corporation	2,981,892
154,875	Medtronic, Inc.	7,859,906
29,025	ResMed, Inc. †,(f)	1,276,520
19,100	Respironics, Inc. †	743,181
68,450	St. Jude Medical, Inc. †	2,806,450
64,375	Stryker Corporation	2,854,388
17,225	Thermo Electron Corporation †	638,875
30,575	Zimmer Holdings, Inc. †	2,066,870

		27,189,241

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Health Care Facilities — 1.9%
12,050	Community Health Systems, Inc. †	435,608
30,575	HCA Inc.	1,400,029
17,875	Health Management Associates, Inc., Class A	385,564
7,700	LifePoint Hospitals, Inc. †	239,470
40,525	VCA Antech, Inc. †,(f)	1,154,152

		3,614,823

Health Care Services — 3.6%
52,325	Caremark Rx, Inc. †	2,573,343
16,450	Express Scripts, Inc. †	1,445,955
27,025	Medco Health Solutions, Inc. †	1,546,371
24,200	Quest Diagnostics Incorporated	1,241,460

		6,807,129

Health Care Supplies — 3.0%
46,300	Alcon, Inc.	4,827,238
12,425	Millipore Corporation †	907,770

		5,735,008

Managed Health Care — 19.0%
150,100	Aetna, Inc.	7,375,914
16,075	CIGNA Corporation	2,099,717
43,400	Coventry Health Care, Inc. †	2,342,732
16,625	Health Net, Inc., Class A †	844,883
23,125	Humana, Inc. †	1,217,531
16,400	Sierra Health Services, Inc. †	667,480
205,762	UnitedHealth Group, Inc.	11,493,865
128,340	WellPoint, Inc. †	9,937,366

		35,979,488

Pharmaceuticals — 33.1%
189,275	Abbott Laboratories	8,038,509
18,475	Allergan, Inc.	2,004,537
215,450	Bristol-Myers Squibb Company	5,302,224
132,400	Eli Lilly and Company	7,321,720
176,150	Johnson & Johnson	10,431,603
154,625	Merck & Co. Inc.	5,447,439
72,450	Novartis AG, ADR	4,016,628
228,650	Pfizer, Inc.	5,697,958
22,550	Salix Pharmaceuticals, Ltd. †,(f)	372,301
176,700	Schering-Plough Corporation	3,355,533
17,625	Sepracor, Inc. †,(f)	860,276
203,500	Wyeth	9,873,820

		62,722,548

Total Health Care		188,015,277

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Industrials — 0.4%
Environmental & Facilities Services — 0.4%
10,600	Stericycle, Inc. †	716,772

TOTAL COMMON STOCKS
(Cost $164,712,285)		188,732,049

WARRANTS — 0.0%
Biotechnology — 0.0%
50,000	Aphton Corporation, expires 09/18/2008 (exercise price: $8.12) †,(g)	0
52,500	Axonyx, Inc., expires 01/08/2009 (exercise price: $7.25) †,(g)	0

TOTAL WARRANTS
(Cost $330,613)		0

Principal
Amount

REPURCHASE AGREEMENT(d) — 0.5%
(Cost $1,003,000)
$1,003,000	Agreement with State Street Bank and Trust Company, 4.500% dated 03/31/2006, to be repurchased at $1,003,376 on 04/01/2006, collateralized by $1,050,000 FNMA, 4.125% maturing 05/15/2010 (value $1,026,375)	1,003,000

Shares

COLLATERAL FOR SECURITIES ON LOAN (e) — 4.0%
(Cost $7,466,568)
7,466,568	State Street Navigator Securities Trust – Prime Portfolio (h)	7,466,568

TOTAL INVESTMENTS
(Cost $173,512,466)(i)	104.2%	$197,201,617

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder Healthcare Fund (the “Fund”) as of March 31, 2006.

(b)	The Fund primarily invests in equity securities of U.S. and, to a lesser extent, foreign companies providing healthcare, medical services and medical products worldwide. By concentrating its investments, the Fund is subject to higher market risk and price volatility than funds with more broadly diversified investments. The value of stocks of health care and health care-related companies is particularly vulnerable to rapid changes in technology product cycles, government regulations and cost containment measures. In addition, adverse economic, business or political developments affecting the health care sector could have a major effect on the value of the Fund’s investments.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the

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mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(f)	Security, or a portion thereof, is on loan.

(g)	Fair valued security as of March 31, 2006 (see note (c) above).

(h)	At March 31, 2006, the market value of the securities on loan is $7,323,406.

(i)	At March 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $28,605,065, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,915,914 and net appreciation for financial reporting purposes was $23,689,151. At March 31, 2006, aggregate cost for financial reporting purposes was $173,512,466.

ABBREVIATIONS:

ADR    — American Depositary Receipt
FNMA — Federal National Mortgage Association

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Item 2. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-Q, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MUNDER SERIES TRUST II

By:	/s/ John S. Adams

John S. Adams
President

Date:	May 26, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams

John S. Adams
President and Principal Executive Officer

Date:	May 26, 2006

By:	/s/ Peter K. Hoglund

Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	May 26, 2006

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION
99.1	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.